Staff expenses (Tables)	12 Months Ended
Dec. 31, 2023
Classes of employee benefits expense [abstract]
Summary of staff expenses

Staff expenses
in EUR million	2023	2022	2021
Salaries	4,559	4,145	4,011
Pension costs and other staff-related benefit costs	418	390	408
Social security costs	635	584	563
Share-based compensation arrangements	31	26	31
External employees	776	738	699
Education	50	47	47
Other staff costs	256	222	182
	6,725	6,152	5,941

Summary of number of employees

Number of employees
	Netherlands			Rest of the world			Total
	2023	2022	2021	2023	2022	2021	2023	2022	2021
Total average number of internal employees at full time equivalent basis	14,449	14,488	15,138	44,985	43,081	42,523	59,434	57,569	57,660

Summary of changes in share awards

Changes in share awards
	Share awards (in numbers)			Weighted average grant date fair values (in euros)
	2023	2022	2021	2023	2022	2021
Opening balance as at 1 January	3,699,555	3,674,672	3,878,219	7.97	7.60	7.25
Granted	3,469,747	3,107,083	3,391,122	9.71	8.99	9.69
Vested	-3,113,115	-2,962,698	-3,459,163	8.83	8.60	9.25
Forfeited	-158,387	-119,502	-135,506	8.54	7.63	7.61
Closing balance	3,897,800	3,699,555	3,674,672	8.81	7.97	7.60